Consolidated Statements of Operations, Comprehensive Loss and Deficit (CAD)	12 Months Ended			105 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Expenses
Exploration and evaluation	3,285,447	5,068,100	4,716,218	57,796,545
Development	4,112,129	3,726,622	5,258,072	28,882,662
General and administrative	6,106,944	7,498,960	4,883,212	45,842,645
Write-off of mineral properties	0	0	381,252	803,336
Costs and Expenses	(13,504,520)	(16,293,682)	(15,238,754)	(133,325,188)
Interest income	308,147	240,596	351,995	9,886,248
Loss on equity investment (note 7)	(64,086)	(310,941)	(29,432)	(422,314)
Foreign exchange gain (loss)	(383,436)	183,927	(1,558,108)	304,511
Other income (loss) (note 5)	957,454	(76,776)	56,211	1,840,488
Loss before income taxes	(12,686,441)	(16,256,876)	(16,418,088)	(121,716,255)
Income tax expense	0	0	0	(295,540)
Net loss and comprehensive loss for the period	(12,686,441)	(16,256,876)	(16,418,088)	(122,011,795)
Loss per common share:
Basic and diluted	(0.11)	(0.16)	(0.17)
Weighted average number of common shares outstanding:
Basic and diluted	118,521,509	103,467,475	97,341,702